Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases 1 [Abstract]
Summary of Right-of-Use Assets within Consolidated Statements of Financial Position	The following amounts are presented as right-of-use assets within the consolidated statements of financial position as of the dates indicated:

(in millions €)	December 31, 2024	December 31, 2023
Buildings	238.2	209.8
Production facilities	—	—
Other operating equipment	9.9	4.6
Total	248.1	214.4

Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings	The following amounts are included in lease liabilities, loans and borrowings as of the dates indicated:

(in millions €)	December 31, 2024	December 31, 2023
Current	39.5	28.1
Non-current	214.7	188.6
Total	254.2	216.7

Summary of Amounts Recognized in Consolidated Statement of Operations	Depreciation Charge of Right-of-Use Assets

	Years ended December 31,

(in millions €)	2024	2023	2022
Buildings	42.2	40.7	35.2
Production facilities	—	3.0	23.1
Other operating equipment	3.4	1.5	0.5
Total depreciation charge	45.6	45.2	58.8
Interest on lease liabilities	8.6	5.7	5.1
Expense related to short-term leases and leases of low-value assets	43.3	58.9	27.1
Total amounts recognized in profit or loss	97.5	109.8	91.0